RELATED PARTIES	12 Months Ended
Dec. 31, 2025
RELATED PARTIES
RELATED PARTIES

NOTE 26 - RELATED PARTIES:

a.    Key management includes members of the Board of Directors, including the Company’s Chief Commercial Officer and Chief Executive Officer:

	Year Ended December 31,
	2025	2024	2023

	U.S. dollars in thousands
Key management compensation:
Salaries and other short-term employee benefits	1,045	1,030	1,189
Post-employment benefits	52	49	56
Share-based payments	124	205	407
Other long-term benefits	33	31	35

b.    Balances with related parties:

	December 31,
	2025	2024

	U.S. dollars in thousand
Current liabilities -
Credit balance in “accrued expenses and other current liabilities.”	191	176
Non Current Assets -
Receivable balance in "investment in a joint venture."	3,135	—